Organization and Nature of Operations (Details) (CNY)	0 Months Ended
	Feb. 03, 2000 Operating agreement	Jun. 10, 2011 Shareholder voting rights trust agreement	May 12, 2000 Shareholder voting rights trust agreement	Jun. 06, 2000 Letter of agreement	Dec. 31, 2012 Guangzhou NetEase Company	Dec. 31, 2012 StormNet IT SH and StormNet IT HK Joint Venture Company	Aug. 31, 2011 Ujia E-commerce employee	Dec. 31, 2012 Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Number of majority owned subsidiaries of VIE of the entity					2
Total assets of consolidated VIEs and their subsidiaries								1,700,000,000
Total liabilities of consolidated VIEs and their subsidiaries								1,600,000,000
Registered capital of VIEs and their subsidiaries								183,000,000
Non-distributable statutory reserves of VIEs and their subsidiaries								10,300,000
Number of companies in joint venture						2
Number of employees incorporating new entity							2
Term of principal (or amended principal) agreement	20 years	20 years	10 years	20 years